Warrants	12 Months Ended
Dec. 31, 2021
Warrants
Warrants

11.Warrants

Warrants to Purchase Series B-1 Preferred Stock or Subsequent Round Stock

In May 2020, in connection with the issuance of 2020 Convertible Notes, the note holders entered into a Note and Warrant Purchase Agreement for the options to purchase shares based on coverage of 5% of the 2020 Convertible Notes principal amounts (“May 2020 Warrants”). The note holders can purchase either (i) the Series B-1 preferred stock of the Company at Series B-1 price of $12.4168 or (ii) any subsequent round stock of Company at the subsequent round price. The warrants have a five-year contractual life and may be exercised at any time during that period.

In October 2020, simultaneously with the 2020 Loan and Security Agreement, the lenders entered into a Warrant to Purchase Shares of Preferred Stock Agreement with the Company for the options to purchase a coverage amount of $1,125 of shares (“October 2020 Warrants”). The investors can purchase either the Series B-1 convertible preferred stock of the Company at Series B-1 price of $12.4168 or (ii) any subsequent round stock of Company at the subsequent round price. The warrants have a ten-year contractual life and may be exercised at any time during that period.

The May 2020 Warrants and October 2020 Warrants are classified as liabilities in the consolidated balance sheets. The Company remeasures the May 2020 Warrants and October 2020 Warrants at each balance sheet date using a hybrid method (Note 3). The Company recorded changes in fair value of the May 2020 Warrants and October 2020 Warrants of $2,592 and $48 in change in fair value of warrant liabilities in the Company’s consolidated statements of operations and comprehensive loss during the years ended December 31, 2021 and 2020, respectively.

Warrants to Purchase Junior Preferred Stock

In November 2020, in connection with SharesPost acquisition, the Company issued a total of 1,000,000 warrants (“Junior Preferred Warrants”) to purchase shares of the Company’s Junior Preferred Stock at an exercise price of $12.4168 per share. The Junior Preferred Warrants have a five-year contractual life and may be exercised at any time during that period. In the event of the Company’s initial public offering (“IPO’), The Junior Preferred Warrants could settle in a variable number of shares up to a fixed monetary amount of $5 million prior to the IPO.

The warrants are classified as a liability in the consolidated balance sheets. The Company remeasures the warrants at each balance sheet date using a hybrid method (Note 3). The Company recorded changes in fair value of the Junior Preferred Warrants of $3,472 and $244 change in fair value of warrant liabilities in the Company’s consolidated statements of operations and comprehensive loss during the years ended December 31, 2021 and 2020, respectively.